Capital Management (Tables)	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Schedule of total capital	Our adjusted total capital base presented in the table below consists mainly of common shareholders’ equity, preferred shares and other equity instruments, equity in the participating account, non-controlling interests’ equity, CSM, and certain other capital securities that qualify as regulatory capital.

	IFRS 17 and IFRS 9		IFRS 4 and IAS 39
As at	December 31, 2023	January 1, 2023	December 31, 2022
Subordinated debt	$6,178	$6,676	$6,676
Innovative capital instruments(1)	200	200	200
Equity:
Preferred shares and other equity instruments	2,239	2,239	2,239
Common shareholders’ equity(2)	21,343	20,290	25,211
Equity in the participating account	457	268	1,837
Non-controlling interests’ equity	161	90	90
Contractual Service Margin(3)	11,786	10,865
Total capital(3)(4)	$42,364	$40,628	$36,253

(1)    Innovative capital instruments are SLEECS issued by SLCT I (Note 12). SLCT I is not consolidated by us.
(2)    Common shareholders' equity is equal to Total shareholders' equity less Preferred shares and other equity instruments.
(3)    Effective January 1, 2023, the OSFI LICAT Guideline was updated to include CSM as part of Available Capital. Prior period restatements are not required.
(4)    For regulatory reporting purposes under the LICAT framework, there were further adjustments, including goodwill, non-life investments, and others as prescribed by OSFI, to the total capital figure presented in the table above.